Cash flow disclosures (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Cash Flow Statement [Abstract]
Schedule of changes In working cpital
	At December 31,
	2018	2017	2016
Changes in working capital
Other receivables and credits	(41,567)	(78,303)	(97,038)
Inventories	(999)	(909)	987
Other liabilities	(37,242)	(171,741)	(57,779)
	(79,808)	(250,953)	(153,830)

Schedule of significant non-cash transactions
	For the year ended
	2018	2017	2016

Intangible assets acquisition with an increase in Borrowings/Other liabilities	(595)	(1,591)	(3,260)
Dividends not paid	-	(2,007)	-
Income tax paid with tax certificates	1,650	-	-
Dividends on preferred shares	(334)	(745)	(818)
Property, plant and equipment acquisitions with an increase in Other liabilities	-	(9)	-
Borrowings cost capitalization	-	(9,301)	-
Contribution in kind in associates	-	(17,950)	-
Decrease in Intangible with an decrease in Other liabilities (Note 22)	-	(84,075)	-
Assignment of credits	-	(4,744)	-
Payment of Commitments to the grantor with a decrease in Other receivables and credits	-	64,284	-
Contributions in kind(*)	-	-	1,556,827
Dividends distribution(*)	-	-	(49,960)

(*) See note 24.

Schedule of reconciliation of debt
	Bank and financial borrowings	Notes	Loans with related parties	Other	Total
Values at the beginning of the year	765,330	682,415	34,651	4,049	1,486,445
Cash flows	(308,547)	(48,153)	(34,980)	(1,664)	(393,344)
Foreign exchange and inflation adjustments	(55,935)	(3,624)	-	(1,265)	(60,824)
Other non-cash movements	45,159	48,298	329	595	94,381
Balances as of December 31, 2018	446,007	678,936	-	1,715	1,126,658

	Bank and financial borrowings	Notes	Loans with related parties	Other	Total
Values at the beginning of the year	604,102	475,639	22,220	5,280	1,107,241
Cash flows	99,725	129,491	10,525	(2,531)	237,210
Foreign exchange adjustments	6,117	14,686	(82)	(282)	20,439
Other non-cash movements	55,386	62,599	1,988	1,582	121,555
Balances as of December 31, 2017	765,330	682,415	34,651	4,049	1,486,445